Tax - Disclosure of Known or Reasonably Estimable Information About Exposure to Pillar Two Income Taxes (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of geographical areas [line items]
Current tax expense related to Pillar II	$ 0.8
Ireland
Disclosure of geographical areas [line items]
Current tax expense related to Pillar II	0.1
United Arab Emirates
Disclosure of geographical areas [line items]
Current tax expense related to Pillar II	$ 0.7